LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 16, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 214 and Amendment No. 216 to the Trust’s Registration Statement on Form N-1A, the purpose of which is to register the TrueShares Eagle Global Renewables Income ETF.
If you have any questions or require further information, please contact the undersigned at (414) 550-7433 or kent.barnes@usbank.com.
Sincerely,

Kent P. Barnes
Secretary
Listed Funds Trust